SUPPLEMENT DATED MAY 9, 2008 TO THE PROSPECTUS DATED MAY 2, 2007,
                          AS REVISED ON AUGUST 7, 2007

              OLD MUTUAL ABSOLUTE RETURN INSTITUTIONAL FUND, L.L.C.
                                  (the "Fund")

         Capitalized terms used in this Supplement and not defined have the same meanings as set forth in the Prospectus:

         Matthew Appelstein is now the Chief Executive Officer, President and Principal Manager of the Fund. These positions were previously held by Scott Powers. As a result, the Fund's Prospectus is revised as follows:

         The information contained in the section "Management of the Fund" concerning Mr. Powers is replaced with the below, which reflects information as of May 8, 2008:

-----------------------------------------------------------------------------------------------------------------------------------
NAME, AGE, AND               TERM OF               PRINCIPAL OCCUPATION                    NUMBER OF     OTHER
POSITION WITH THE            OFFICE AND            DURING PAST 5 YEARS                     FUNDS IN      DIRECTORSHIPS HELD
FUND                         LENGTH OF                                                     FUND          BY MANAGERS
                             TIME SERVED                                                   COMPLEX
                                                                                           OVERSEEN
                                                                                           BY
                                                                                           MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
                                                     INTERESTED MANAGER

Matthew Appelstein*          Indefinite/Since      Senior Vice President of Product           6          Trustee, Old Mutual/
                             April 2008            Strategy and Retirement Solution                      Claymore Long-Short Fund;
Age: 47                                            Planning, Old Mutual (US)                             Trustee, TS&W/Claymore Tax-
                                                   Holdings Inc., 2007 - present;                        Advantaged Balanced Fund
Manager, President and                             Head of Investment Services and
Chief Executive Officer                            Product Development, Old Mutual
                                                   (US) Holdings Inc., 2003 - 2007.

-----------------------------------------------------------------------------------------------------------------------------------

*Mr. Appelstein is a Manager who may be deemed an "interested person" of the Fund, as that term is defined by the 1940 Act, because he is the Principal Executive Officer of the Fund and he is an officer of an affiliate of the Adviser.

                                                  INTERESTED MANAGER

                                                                                          AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                        SECURITIES OF ALL REGISTERED INVESTMENT
                                                                                         COMPANIES OVERSEEN BY MANAGER IN
                                                DOLLAR RANGE OF EQUITY                              FAMILY OF
               NAME OF MANAGER                  SECURITIES OF THE FUND                        INVESTMENT COMPANIES**
               ---------------                  ----------------------                        --------------------
               Matthew Appelstein                        None                                          None


**The family of registered investment companies includes the Fund, the Master Fund, Old Mutual Emerging Managers Master Fund, L.L.C., Old Mutual Absolute Return Fund, L.L.C., Old Mutual Emerging Managers Fund, L.L.C. and Old Mutual Emerging Managers Institutional Fund, L.L.C.